Note 18 - Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments and obligations [text block]
	2018	2019	2020	2021	2022	Total

Office lease	$148,410	$150,884	$154,182	$155,006	$38,752	$647,234
Executive contracts	575,000	240,000	240,000	240,000	-	1,295,000
	$723,410	$390,884	$394,182	$395,006	$38,752	$1,942,234